Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

April 18, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust IV

(File Nos. 333-126384 and 811-21781)

CIK No. 0001331854

Ladies and Gentlemen:

On behalf of Pioneer Series Trust IV (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Multi-Asset Income Fund, a series of the Trust, that was filed under Rule 497(e) on April 6, 2018 (SEC accession number 0001331854-18-000002).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc: Christopher J. Kelley, Esq.
Toby R. Serkin, Esq.